Financial Assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets [Line Items]
Financial assets that restrict their sale	$ 74	$ 196
Libertad S.A. [Member]
Financial Assets [Line Items]
Impaired assets